Employee share schemes - Employee Benefit Trusts (Details) - GBP (£) £ in Millions, shares in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by employee benefit trust	10.4
Share award schemes
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by employee benefit trust	10.4	0.2
Market value	£ 34	£ 1